Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2012
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

2. RECENT ACCOUNTING STANDARDS

In December 2011, FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangement associated with its financial instruments and derivative instruments. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the Statements of Financial Condition and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Trust should also provide the disclosures retrospectively for all comparative periods presented. Millburn Ridgefield Corporation (the "Managing Owner") is currently evaluating the impact that the standard would have on the financial statements.